Revenues - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 329	$ 337
Contract liabilities (Note 6)	15	17
Long-term contract liabilities (Note 19)	19	17
Revenue recognized	$ 17	$ 17